Capital and reserves - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 GBP (£) shares	Nov. 01, 2023 shares	Oct. 31, 2023 shares
Increase (decrease) through acquisition of subsidiary, equity | $			$ 0	$ 39,784
Number of shares outstanding (in shares) | shares		12,984,844	12,205,180		12,205,180	12,200,000	181,800,000
Number of treasury shares repurchased (in shares) | shares		128,938
Treasury shares repurchased, weighted average share price (in US dollars per share) | $ / shares		$ 4.5
Treasury stock
Number of shares outstanding (in shares) | shares		139,890	14,134		14,134
Other reserve
Increase (decrease) through acquisition of subsidiary, equity | $			$ (5,061)	$ 5,061
Other reserve | ACT Genomics Holdings Company Limited
Increase (decrease) through acquisition of subsidiary, equity | $	$ 5,061
Other reserve | Oxsed Limited
Loan notes with a principal amount, first portion			$ 7,549		£ 5,865,450
Other reserve | Oxsed Limited | Ordinary shares
Number of shares issued (in shares) | shares			110,150		110,150
Treasury stock
Purchase of treasury shares | $		$ 639	$ 62